SHARE BASED COMPENSATION - Summary of Compensation Expense relating to share options, RSAs, RSUs and SARs Granted to Employees after Deducting Forfeitures (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 42,883	$ 21,821	$ 21,198
Cash received for the exercise in the respective years	4,574	18,708	3,210
Share option | Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	1,292	1,213	730
Share option | Sales and marketing expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	795	689	197
Share option | General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	39,654	18,512	19,507
Share option | Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	1,142	1,407	764
RSAs/RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	15,132	6,815	7,643
RSAs/RSUs | Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	2,018	446	136
RSAs/RSUs | Sales and marketing expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	1,899	0	0
RSAs/RSUs | General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	7,670	6,369	7,507
RSAs/RSUs | Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	3,545	0	0
SARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	106	0	0
SARs | Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	24	0	0
SARs | Sales and marketing expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	52	0	0
SARs | General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 30	$ 0	$ 0